Shareholder Report	6 Months Ended	12 Months Ended
	Jul. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		LOOMIS SAYLES FUNDS I
Entity Central Index Key		0000917469
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000018122
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Institutional Class
Trading Symbol		LSBDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$68	0.66%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,897	$10,210	$10,264
02/2015	$10,023	$10,114	$10,133
03/2015	$9,897	$10,161	$10,184
04/2015	$10,053	$10,124	$10,130
05/2015	$9,987	$10,100	$10,095
06/2015	$9,795	$9,990	$9,970
07/2015	$9,679	$10,059	$10,043
08/2015	$9,537	$10,045	$10,020
09/2015	$9,393	$10,113	$10,090
10/2015	$9,641	$10,114	$10,090
11/2015	$9,497	$10,088	$10,058
12/2015	$9,314	$10,055	$10,015
01/2016	$9,080	$10,193	$10,156
02/2016	$9,104	$10,266	$10,242
03/2016	$9,576	$10,360	$10,362
04/2016	$9,811	$10,400	$10,411
05/2016	$9,748	$10,402	$10,409
06/2016	$9,911	$10,589	$10,638
07/2016	$10,113	$10,656	$10,723
08/2016	$10,208	$10,644	$10,702
09/2016	$10,254	$10,638	$10,681
10/2016	$10,151	$10,556	$10,578
11/2016	$10,032	$10,307	$10,298
12/2016	$10,118	$10,321	$10,320
01/2017	$10,333	$10,341	$10,348
02/2017	$10,460	$10,411	$10,428
03/2017	$10,466	$10,405	$10,418
04/2017	$10,525	$10,486	$10,504
05/2017	$10,601	$10,567	$10,592
06/2017	$10,717	$10,556	$10,595
07/2017	$10,862	$10,601	$10,639
08/2017	$10,836	$10,696	$10,741
09/2017	$10,868	$10,645	$10,680
10/2017	$10,801	$10,652	$10,689
11/2017	$10,829	$10,638	$10,677
12/2017	$10,875	$10,687	$10,732
01/2018	$10,987	$10,564	$10,609
02/2018	$10,869	$10,464	$10,494
03/2018	$10,895	$10,531	$10,563
04/2018	$10,854	$10,452	$10,473
05/2018	$10,815	$10,527	$10,548
06/2018	$10,816	$10,514	$10,528
07/2018	$10,909	$10,516	$10,536
08/2018	$10,903	$10,584	$10,605
09/2018	$10,973	$10,516	$10,534
10/2018	$10,776	$10,433	$10,443
11/2018	$10,710	$10,495	$10,492
12/2018	$10,563	$10,688	$10,688
01/2019	$10,924	$10,801	$10,813
02/2019	$11,020	$10,795	$10,807
03/2019	$11,111	$11,003	$11,036
04/2019	$11,226	$11,005	$11,042
05/2019	$11,140	$11,201	$11,259
06/2019	$11,418	$11,341	$11,425
07/2019	$11,401	$11,366	$11,442
08/2019	$11,448	$11,661	$11,816
09/2019	$11,509	$11,599	$11,726
10/2019	$11,585	$11,634	$11,759
11/2019	$11,512	$11,628	$11,749
12/2019	$11,785	$11,620	$11,725
01/2020	$11,802	$11,843	$12,005
02/2020	$11,549	$12,056	$12,256
03/2020	$10,401	$11,985	$12,120
04/2020	$10,637	$12,198	$12,390
05/2020	$10,944	$12,255	$12,461
06/2020	$11,102	$12,332	$12,570
07/2020	$11,485	$12,517	$12,823
08/2020	$11,533	$12,416	$12,674
09/2020	$11,426	$12,409	$12,668
10/2020	$11,362	$12,353	$12,592
11/2020	$11,891	$12,475	$12,760
12/2020	$12,037	$12,492	$12,772
01/2021	$11,954	$12,402	$12,639
02/2021	$11,891	$12,223	$12,417
03/2021	$11,887	$12,071	$12,225
04/2021	$12,052	$12,166	$12,333
05/2021	$12,143	$12,206	$12,396
06/2021	$12,370	$12,291	$12,521
07/2021	$12,445	$12,429	$12,686
08/2021	$12,500	$12,405	$12,661
09/2021	$12,392	$12,298	$12,526
10/2021	$12,446	$12,294	$12,532
11/2021	$12,285	$12,331	$12,589
12/2021	$12,425	$12,299	$12,548
01/2022	$12,124	$12,034	$12,242
02/2022	$11,933	$11,900	$12,099
03/2022	$11,788	$11,569	$11,754
04/2022	$11,377	$11,130	$11,288
05/2022	$11,361	$11,202	$11,342
06/2022	$10,870	$11,026	$11,162
07/2022	$11,182	$11,296	$11,404
08/2022	$11,012	$10,977	$11,107
09/2022	$10,578	$10,502	$10,653
10/2022	$10,576	$10,366	$10,521
11/2022	$10,915	$10,748	$10,897
12/2022	$10,873	$10,699	$10,845
01/2023	$11,351	$11,028	$11,172
02/2023	$11,069	$10,743	$10,882
03/2023	$11,201	$11,016	$11,188
04/2023	$11,232	$11,083	$11,259
05/2023	$11,057	$10,962	$11,120
06/2023	$11,157	$10,923	$11,084
07/2023	$11,252	$10,915	$11,075
08/2023	$11,195	$10,846	$11,010
09/2023	$10,944	$10,570	$10,752
10/2023	$10,690	$10,403	$10,599
11/2023	$11,208	$10,874	$11,058
12/2023	$11,748	$11,291	$11,465
01/2024	$11,777	$11,260	$11,439
02/2024	$11,683	$11,101	$11,283
03/2024	$11,849	$11,203	$11,382
04/2024	$11,554	$10,920	$11,112
05/2024	$11,784	$11,105	$11,290
06/2024	$11,879	$11,210	$11,388
07/2024	$12,147	$11,472	$11,643
08/2024	$12,364	$11,637	$11,804
09/2024	$12,678	$11,793	$11,969
10/2024	$12,508	$11,500	$11,684
11/2024	$12,659	$11,622	$11,797
12/2024	$12,535	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	6.70%	1.24%	2.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2024
AssetsNet		$ 4,376,814,591
Holdings Count | Holding		645
Advisory Fees Paid, Amount		$ 22,166,624
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.65% from 0.66%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018123
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Retail Class
Trading Symbol		LSBRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$94	0.91%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 94
Expense Ratio, Percent		0.91%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Line Graph [Table Text Block]
	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,895	$10,210	$10,264
02/2015	$10,019	$10,114	$10,133
03/2015	$9,898	$10,161	$10,184
04/2015	$10,046	$10,124	$10,130
05/2015	$9,977	$10,100	$10,095
06/2015	$9,782	$9,990	$9,970
07/2015	$9,664	$10,059	$10,043
08/2015	$9,519	$10,045	$10,020
09/2015	$9,379	$10,113	$10,090
10/2015	$9,626	$10,114	$10,090
11/2015	$9,472	$10,088	$10,058
12/2015	$9,294	$10,055	$10,015
01/2016	$9,050	$10,193	$10,156
02/2016	$9,079	$10,266	$10,242
03/2016	$9,543	$10,360	$10,362
04/2016	$9,777	$10,400	$10,411
05/2016	$9,711	$10,402	$10,409
06/2016	$9,873	$10,589	$10,638
07/2016	$10,073	$10,656	$10,723
08/2016	$10,173	$10,644	$10,702
09/2016	$10,210	$10,638	$10,681
10/2016	$10,104	$10,556	$10,578
11/2016	$9,983	$10,307	$10,298
12/2016	$10,074	$10,321	$10,320
01/2017	$10,280	$10,341	$10,348
02/2017	$10,412	$10,411	$10,428
03/2017	$10,408	$10,405	$10,418
04/2017	$10,465	$10,486	$10,504
05/2017	$10,539	$10,567	$10,592
06/2017	$10,653	$10,556	$10,595
07/2017	$10,788	$10,601	$10,639
08/2017	$10,767	$10,696	$10,741
09/2017	$10,797	$10,645	$10,680
10/2017	$10,727	$10,652	$10,689
11/2017	$10,753	$10,638	$10,677
12/2017	$10,796	$10,687	$10,732
01/2018	$10,906	$10,564	$10,609
02/2018	$10,786	$10,464	$10,494
03/2018	$10,810	$10,531	$10,563
04/2018	$10,767	$10,452	$10,473
05/2018	$10,725	$10,527	$10,548
06/2018	$10,724	$10,514	$10,528
07/2018	$10,806	$10,516	$10,536
08/2018	$10,806	$10,584	$10,605
09/2018	$10,866	$10,516	$10,534
10/2018	$10,674	$10,433	$10,443
11/2018	$10,607	$10,495	$10,492
12/2018	$10,457	$10,688	$10,688
01/2019	$10,815	$10,801	$10,813
02/2019	$10,909	$10,795	$10,807
03/2019	$10,988	$11,003	$11,036
04/2019	$11,100	$11,005	$11,042
05/2019	$11,021	$11,201	$11,259
06/2019	$11,295	$11,341	$11,425
07/2019	$11,276	$11,366	$11,442
08/2019	$11,320	$11,661	$11,816
09/2019	$11,379	$11,599	$11,726
10/2019	$11,451	$11,634	$11,759
11/2019	$11,377	$11,628	$11,749
12/2019	$11,645	$11,620	$11,725
01/2020	$11,651	$11,843	$12,005
02/2020	$11,406	$12,056	$12,256
03/2020	$10,272	$11,985	$12,120
04/2020	$10,496	$12,198	$12,390
05/2020	$10,798	$12,255	$12,461
06/2020	$10,953	$12,332	$12,570
07/2020	$11,330	$12,517	$12,823
08/2020	$11,366	$12,416	$12,674
09/2020	$11,267	$12,409	$12,668
10/2020	$11,202	$12,353	$12,592
11/2020	$11,715	$12,475	$12,760
12/2020	$11,865	$12,492	$12,772
01/2021	$11,771	$12,402	$12,639
02/2021	$11,715	$12,223	$12,417
03/2021	$11,709	$12,071	$12,225
04/2021	$11,861	$12,166	$12,333
05/2021	$11,949	$12,206	$12,396
06/2021	$12,171	$12,291	$12,521
07/2021	$12,242	$12,429	$12,686
08/2021	$12,294	$12,405	$12,661
09/2021	$12,185	$12,298	$12,526
10/2021	$12,236	$12,294	$12,532
11/2021	$12,074	$12,331	$12,589
12/2021	$12,219	$12,299	$12,548
01/2022	$11,919	$12,034	$12,242
02/2022	$11,727	$11,900	$12,099
03/2022	$11,582	$11,569	$11,754
04/2022	$11,164	$11,130	$11,288
05/2022	$11,156	$11,202	$11,342
06/2022	$10,668	$11,026	$11,162
07/2022	$10,974	$11,296	$11,404
08/2022	$10,803	$10,977	$11,107
09/2022	$10,373	$10,502	$10,653
10/2022	$10,369	$10,366	$10,521
11/2022	$10,701	$10,748	$10,897
12/2022	$10,657	$10,699	$10,845
01/2023	$11,126	$11,028	$11,172
02/2023	$10,856	$10,743	$10,882
03/2023	$10,974	$11,016	$11,188
04/2023	$11,002	$11,083	$11,259
05/2023	$10,827	$10,962	$11,120
06/2023	$10,923	$10,923	$11,084
07/2023	$11,015	$10,915	$11,075
08/2023	$10,956	$10,846	$11,010
09/2023	$10,707	$10,570	$10,752
10/2023	$10,455	$10,403	$10,599
11/2023	$10,962	$10,874	$11,058
12/2023	$11,491	$11,291	$11,465
01/2024	$11,518	$11,260	$11,439
02/2024	$11,423	$11,101	$11,283
03/2024	$11,584	$11,203	$11,382
04/2024	$11,291	$10,920	$11,112
05/2024	$11,505	$11,105	$11,290
06/2024	$11,606	$11,210	$11,388
07/2024	$11,856	$11,472	$11,643
08/2024	$12,078	$11,637	$11,804
09/2024	$12,374	$11,793	$11,969
10/2024	$12,204	$11,500	$11,684
11/2024	$12,349	$11,622	$11,797
12/2024	$12,224	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Retail Class	6.38%	0.98%	2.03%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2024
AssetsNet		$ 4,376,814,591
Holdings Count | Holding		645
Advisory Fees Paid, Amount		$ 22,166,624
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.90% from 0.91%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018124
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Admin Class
Trading Symbol		LBFAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$115	1.12%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 115
Expense Ratio, Percent		1.12%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Line Graph [Table Text Block]
	Admin Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,899	$10,210	$10,264
02/2015	$10,015	$10,114	$10,133
03/2015	$9,892	$10,161	$10,184
04/2015	$10,038	$10,124	$10,130
05/2015	$9,967	$10,100	$10,095
06/2015	$9,777	$9,990	$9,970
07/2015	$9,656	$10,059	$10,043
08/2015	$9,509	$10,045	$10,020
09/2015	$9,360	$10,113	$10,090
10/2015	$9,606	$10,114	$10,090
11/2015	$9,456	$10,088	$10,058
12/2015	$9,268	$10,055	$10,015
01/2016	$9,029	$10,193	$10,156
02/2016	$9,057	$10,266	$10,242
03/2016	$9,519	$10,360	$10,362
04/2016	$9,744	$10,400	$10,411
05/2016	$9,676	$10,402	$10,409
06/2016	$9,836	$10,589	$10,638
07/2016	$10,033	$10,656	$10,723
08/2016	$10,132	$10,644	$10,702
09/2016	$10,168	$10,638	$10,681
10/2016	$10,060	$10,556	$10,578
11/2016	$9,936	$10,307	$10,298
12/2016	$10,026	$10,321	$10,320
01/2017	$10,229	$10,341	$10,348
02/2017	$10,352	$10,411	$10,428
03/2017	$10,346	$10,405	$10,418
04/2017	$10,400	$10,486	$10,504
05/2017	$10,479	$10,567	$10,592
06/2017	$10,591	$10,556	$10,595
07/2017	$10,723	$10,601	$10,639
08/2017	$10,693	$10,696	$10,741
09/2017	$10,728	$10,645	$10,680
10/2017	$10,656	$10,652	$10,689
11/2017	$10,679	$10,638	$10,677
12/2017	$10,719	$10,687	$10,732
01/2018	$10,826	$10,564	$10,609
02/2018	$10,697	$10,464	$10,494
03/2018	$10,719	$10,531	$10,563
04/2018	$10,682	$10,452	$10,473
05/2018	$10,637	$10,527	$10,548
06/2018	$10,635	$10,514	$10,528
07/2018	$10,715	$10,516	$10,536
08/2018	$10,711	$10,584	$10,605
09/2018	$10,769	$10,516	$10,534
10/2018	$10,576	$10,433	$10,443
11/2018	$10,507	$10,495	$10,492
12/2018	$10,356	$10,688	$10,688
01/2019	$10,710	$10,801	$10,813
02/2019	$10,793	$10,795	$10,807
03/2019	$10,877	$11,003	$11,036
04/2019	$10,987	$11,005	$11,042
05/2019	$10,906	$11,201	$11,259
06/2019	$11,167	$11,341	$11,425
07/2019	$11,154	$11,366	$11,442
08/2019	$11,187	$11,661	$11,816
09/2019	$11,243	$11,599	$11,726
10/2019	$11,313	$11,634	$11,759
11/2019	$11,237	$11,628	$11,749
12/2019	$11,500	$11,620	$11,725
01/2020	$11,503	$11,843	$12,005
02/2020	$11,259	$12,056	$12,256
03/2020	$10,141	$11,985	$12,120
04/2020	$10,360	$12,198	$12,390
05/2020	$10,657	$12,255	$12,461
06/2020	$10,808	$12,332	$12,570
07/2020	$11,171	$12,517	$12,823
08/2020	$11,213	$12,416	$12,674
09/2020	$11,103	$12,409	$12,668
10/2020	$11,045	$12,353	$12,592
11/2020	$11,551	$12,475	$12,760
12/2020	$11,688	$12,492	$12,772
01/2021	$11,602	$12,402	$12,639
02/2021	$11,536	$12,223	$12,417
03/2021	$11,527	$12,071	$12,225
04/2021	$11,684	$12,166	$12,333
05/2021	$11,768	$12,206	$12,396
06/2021	$11,985	$12,291	$12,521
07/2021	$12,044	$12,429	$12,686
08/2021	$12,093	$12,405	$12,661
09/2021	$11,991	$12,298	$12,526
10/2021	$12,030	$12,294	$12,532
11/2021	$11,877	$12,331	$12,589
12/2021	$12,008	$12,299	$12,548
01/2022	$11,710	$12,034	$12,242
02/2022	$11,519	$11,900	$12,099
03/2022	$11,382	$11,569	$11,754
04/2022	$10,976	$11,130	$11,288
05/2022	$10,957	$11,202	$11,342
06/2022	$10,474	$11,026	$11,162
07/2022	$10,772	$11,296	$11,404
08/2022	$10,611	$10,977	$11,107
09/2022	$10,185	$10,502	$10,653
10/2022	$10,179	$10,366	$10,521
11/2022	$10,504	$10,748	$10,897
12/2022	$10,458	$10,699	$10,845
01/2023	$10,909	$11,028	$11,172
02/2023	$10,641	$10,743	$10,882
03/2023	$10,764	$11,016	$11,188
04/2023	$10,790	$11,083	$11,259
05/2023	$10,615	$10,962	$11,120
06/2023	$10,708	$10,923	$11,084
07/2023	$10,795	$10,915	$11,075
08/2023	$10,726	$10,846	$11,010
09/2023	$10,489	$10,570	$10,752
10/2023	$10,238	$10,403	$10,599
11/2023	$10,735	$10,874	$11,058
12/2023	$11,242	$11,291	$11,465
01/2024	$11,266	$11,260	$11,439
02/2024	$11,181	$11,101	$11,283
03/2024	$11,337	$11,203	$11,382
04/2024	$11,047	$10,920	$11,112
05/2024	$11,255	$11,105	$11,290
06/2024	$11,351	$11,210	$11,388
07/2024	$11,595	$11,472	$11,643
08/2024	$11,800	$11,637	$11,804
09/2024	$12,098	$11,793	$11,969
10/2024	$11,929	$11,500	$11,684
11/2024	$12,059	$11,622	$11,797
12/2024	$11,943	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Admin Class	6.24%	0.76%	1.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2024
AssetsNet		$ 4,376,814,591
Holdings Count | Holding		645
Advisory Fees Paid, Amount		$ 22,166,624
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 1.15% from 1.16%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000125493
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Bond Fund
Class Name		Class N
Trading Symbol		LSBNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Bond Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$62	0.60%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.60%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Exposure to convertibles was the main contributor to excess performance during the year. Here, our higher-conviction names in the communications space were positive.

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance, electric and energy were beneficial.

•Security selection in high yield corporate credit was beneficial, led by select names in the communications, consumer non-cyclical and technology space.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities).

Top Detractors from Performance

•An allocation to non-US dollar was a detractor during the period. A small allocation to Brazilian real and Mexican peso-denominated securities were a modest laggard of performance.

Line Graph [Table Text Block]
	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,904	$10,210	$10,264
02/2015	$10,031	$10,114	$10,133
03/2015	$9,905	$10,161	$10,184
04/2015	$10,056	$10,124	$10,130
05/2015	$9,996	$10,100	$10,095
06/2015	$9,805	$9,990	$9,970
07/2015	$9,683	$10,059	$10,043
08/2015	$9,541	$10,045	$10,020
09/2015	$9,404	$10,113	$10,090
10/2015	$9,654	$10,114	$10,090
11/2015	$9,502	$10,088	$10,058
12/2015	$9,320	$10,055	$10,015
01/2016	$9,086	$10,193	$10,156
02/2016	$9,118	$10,266	$10,242
03/2016	$9,584	$10,360	$10,362
04/2016	$9,821	$10,400	$10,411
05/2016	$9,757	$10,402	$10,409
06/2016	$9,922	$10,589	$10,638
07/2016	$10,124	$10,656	$10,723
08/2016	$10,228	$10,644	$10,702
09/2016	$10,267	$10,638	$10,681
10/2016	$10,164	$10,556	$10,578
11/2016	$10,046	$10,307	$10,298
12/2016	$10,140	$10,321	$10,320
01/2017	$10,349	$10,341	$10,348
02/2017	$10,484	$10,411	$10,428
03/2017	$10,483	$10,405	$10,418
04/2017	$10,543	$10,486	$10,504
05/2017	$10,628	$10,567	$10,592
06/2017	$10,745	$10,556	$10,595
07/2017	$10,883	$10,601	$10,639
08/2017	$10,858	$10,696	$10,741
09/2017	$10,898	$10,645	$10,680
10/2017	$10,831	$10,652	$10,689
11/2017	$10,860	$10,638	$10,677
12/2017	$10,907	$10,687	$10,732
01/2018	$11,020	$10,564	$10,609
02/2018	$10,894	$10,464	$10,494
03/2018	$10,921	$10,531	$10,563
04/2018	$10,889	$10,452	$10,473
05/2018	$10,850	$10,527	$10,548
06/2018	$10,844	$10,514	$10,528
07/2018	$10,938	$10,516	$10,536
08/2018	$10,940	$10,584	$10,605
09/2018	$11,004	$10,516	$10,534
10/2018	$10,806	$10,433	$10,443
11/2018	$10,749	$10,495	$10,492
12/2018	$10,593	$10,688	$10,688
01/2019	$10,965	$10,801	$10,813
02/2019	$11,054	$10,795	$10,807
03/2019	$11,145	$11,003	$11,036
04/2019	$11,262	$11,005	$11,042
05/2019	$11,185	$11,201	$11,259
06/2019	$11,456	$11,341	$11,425
07/2019	$11,449	$11,366	$11,442
08/2019	$11,488	$11,661	$11,816
09/2019	$11,550	$11,599	$11,726
10/2019	$11,626	$11,634	$11,759
11/2019	$11,555	$11,628	$11,749
12/2019	$11,838	$11,620	$11,725
01/2020	$11,847	$11,843	$12,005
02/2020	$11,602	$12,056	$12,256
03/2020	$10,448	$11,985	$12,120
04/2020	$10,677	$12,198	$12,390
05/2020	$10,987	$12,255	$12,461
06/2020	$11,155	$12,332	$12,570
07/2020	$11,541	$12,517	$12,823
08/2020	$11,581	$12,416	$12,674
09/2020	$11,474	$12,409	$12,668
10/2020	$11,420	$12,353	$12,592
11/2020	$11,943	$12,475	$12,760
12/2020	$12,099	$12,492	$12,772
01/2021	$12,008	$12,402	$12,639
02/2021	$11,954	$12,223	$12,417
03/2021	$11,950	$12,071	$12,225
04/2021	$12,108	$12,166	$12,333
05/2021	$12,200	$12,206	$12,396
06/2021	$12,429	$12,291	$12,521
07/2021	$12,505	$12,429	$12,686
08/2021	$12,561	$12,405	$12,661
09/2021	$12,453	$12,298	$12,526
10/2021	$12,508	$12,294	$12,532
11/2021	$12,347	$12,331	$12,589
12/2021	$12,489	$12,299	$12,548
01/2022	$12,186	$12,034	$12,242
02/2022	$12,003	$11,900	$12,099
03/2022	$11,849	$11,569	$11,754
04/2022	$11,436	$11,130	$11,288
05/2022	$11,421	$11,202	$11,342
06/2022	$10,927	$11,026	$11,162
07/2022	$11,241	$11,296	$11,404
08/2022	$11,071	$10,977	$11,107
09/2022	$10,634	$10,502	$10,653
10/2022	$10,633	$10,366	$10,521
11/2022	$10,975	$10,748	$10,897
12/2022	$10,933	$10,699	$10,845
01/2023	$11,415	$11,028	$11,172
02/2023	$11,141	$10,743	$10,882
03/2023	$11,274	$11,016	$11,188
04/2023	$11,296	$11,083	$11,259
05/2023	$11,120	$10,962	$11,120
06/2023	$11,221	$10,923	$11,084
07/2023	$11,327	$10,915	$11,075
08/2023	$11,261	$10,846	$11,010
09/2023	$11,009	$10,570	$10,752
10/2023	$10,753	$10,403	$10,599
11/2023	$11,286	$10,874	$11,058
12/2023	$11,820	$11,291	$11,465
01/2024	$11,850	$11,260	$11,439
02/2024	$11,766	$11,101	$11,283
03/2024	$11,933	$11,203	$11,382
04/2024	$11,636	$10,920	$11,112
05/2024	$11,859	$11,105	$11,290
06/2024	$11,965	$11,210	$11,388
07/2024	$12,225	$11,472	$11,643
08/2024	$12,455	$11,637	$11,804
09/2024	$12,762	$11,793	$11,969
10/2024	$12,591	$11,500	$11,684
11/2024	$12,743	$11,622	$11,797
12/2024	$12,619	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class N	6.76%	1.29%	2.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
Material Change Date	Jul. 01, 2024
AssetsNet		$ 4,376,814,591
Holdings Count | Holding		645
Advisory Fees Paid, Amount		$ 22,166,624
InvestmentCompanyPortfolioTurnover		62.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,376,814,591
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	645
Portfolio Turnover Rate	62%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$22,166,624

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.6%
Collateralized Loan Obligations	3.3%
Pharmaceuticals	3.0%
ABS Home Equity	3.2%
Finance Companies	3.2%
Life Insurance	3.3%
Sovereigns	4.1%
ABS Other	5.1%
Technology	5.5%
Cable Satellite	7.1%
Treasuries	18.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.

Material Fund Change Expenses [Text Block]		Expenses:The expense limit as a percentage of average daily net assets was reduced to 0.60% from 0.61%.
Summary of Change Legend [Text Block]

Effective July 1, 2024, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Updated Prospectus Phone Number		(800) 633-3330
Updated Prospectus Web Address		im.natixis.com/funddocuments
C000018133
Shareholder Report [Line Items]
Fund Name		Loomis Sayles Investment Grade Fixed Income Fund
Class Name		Institutional Class
Trading Symbol		LSIGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Loomis Sayles Investment Grade Fixed Income Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.
Additional Information Phone Number		(800) 633-3330
Additional Information Website		im.natixis.com/funddocuments
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$54	0.53%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.53%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

Top Contributors to Performance

•Our overweight exposure along with selection to investment grade corporate credits was a contributor, as select names in insurance and banking were beneficial.

•Securitized credit was a contributor to relative return. Outperformance in this space was driven by select holdings in ABS (asset-backed securities) and CLOs (collateralized loan obligations).

•Security selection in high yield corporate credit was beneficial, led by select names in the communications space.

•Exposure to emerging market credits was a contributor to excess performance during the year. Here, our higher-conviction names in pharmaceuticals and metals and mining were positive.

Top Detractors from Performance

• Holdings of defensive, reserve-like positions were slight laggards throughout the year, as they did not keep up with the riskier asset classes.

Line Graph [Table Text Block]
	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond Index
12/2014	$10,000	$10,000	$10,000
01/2015	$9,987	$10,210	$10,264
02/2015	$10,036	$10,114	$10,133
03/2015	$9,959	$10,161	$10,184
04/2015	$10,029	$10,124	$10,130
05/2015	$9,947	$10,100	$10,095
06/2015	$9,824	$9,990	$9,970
07/2015	$9,756	$10,059	$10,043
08/2015	$9,648	$10,045	$10,020
09/2015	$9,593	$10,113	$10,090
10/2015	$9,763	$10,114	$10,090
11/2015	$9,695	$10,088	$10,058
12/2015	$9,573	$10,055	$10,015
01/2016	$9,530	$10,193	$10,156
02/2016	$9,604	$10,266	$10,242
03/2016	$9,955	$10,360	$10,362
04/2016	$10,109	$10,400	$10,411
05/2016	$10,042	$10,402	$10,409
06/2016	$10,194	$10,589	$10,638
07/2016	$10,339	$10,656	$10,723
08/2016	$10,398	$10,644	$10,702
09/2016	$10,386	$10,638	$10,681
10/2016	$10,296	$10,556	$10,578
11/2016	$10,151	$10,307	$10,298
12/2016	$10,186	$10,321	$10,320
01/2017	$10,407	$10,341	$10,348
02/2017	$10,495	$10,411	$10,428
03/2017	$10,516	$10,405	$10,418
04/2017	$10,595	$10,486	$10,504
05/2017	$10,685	$10,567	$10,592
06/2017	$10,805	$10,556	$10,595
07/2017	$10,939	$10,601	$10,639
08/2017	$10,958	$10,696	$10,741
09/2017	$10,982	$10,645	$10,680
10/2017	$10,956	$10,652	$10,689
11/2017	$10,989	$10,638	$10,677
12/2017	$11,044	$10,687	$10,732
01/2018	$11,105	$10,564	$10,609
02/2018	$10,932	$10,464	$10,494
03/2018	$10,943	$10,531	$10,563
04/2018	$10,897	$10,452	$10,473
05/2018	$10,852	$10,527	$10,548
06/2018	$10,828	$10,514	$10,528
07/2018	$11,032	$10,516	$10,536
08/2018	$11,041	$10,584	$10,605
09/2018	$11,121	$10,516	$10,534
10/2018	$10,878	$10,433	$10,443
11/2018	$10,862	$10,495	$10,492
12/2018	$10,813	$10,688	$10,688
01/2019	$11,129	$10,801	$10,813
02/2019	$11,219	$10,795	$10,807
03/2019	$11,286	$11,003	$11,036
04/2019	$11,324	$11,005	$11,042
05/2019	$11,276	$11,201	$11,259
06/2019	$11,584	$11,341	$11,425
07/2019	$11,565	$11,366	$11,442
08/2019	$11,594	$11,661	$11,816
09/2019	$11,618	$11,599	$11,726
10/2019	$11,722	$11,634	$11,759
11/2019	$11,683	$11,628	$11,749
12/2019	$11,826	$11,620	$11,725
01/2020	$11,831	$11,843	$12,005
02/2020	$11,738	$12,056	$12,256
03/2020	$10,996	$11,985	$12,120
04/2020	$11,196	$12,198	$12,390
05/2020	$11,499	$12,255	$12,461
06/2020	$11,695	$12,332	$12,570
07/2020	$12,169	$12,517	$12,823
08/2020	$12,184	$12,416	$12,674
09/2020	$12,144	$12,409	$12,668
10/2020	$12,125	$12,353	$12,592
11/2020	$12,574	$12,475	$12,760
12/2020	$12,675	$12,492	$12,772
01/2021	$12,538	$12,402	$12,639
02/2021	$12,430	$12,223	$12,417
03/2021	$12,368	$12,071	$12,225
04/2021	$12,495	$12,166	$12,333
05/2021	$12,580	$12,206	$12,396
06/2021	$12,688	$12,291	$12,521
07/2021	$12,778	$12,429	$12,686
08/2021	$12,824	$12,405	$12,661
09/2021	$12,714	$12,298	$12,526
10/2021	$12,760	$12,294	$12,532
11/2021	$12,683	$12,331	$12,589
12/2021	$12,777	$12,299	$12,548
01/2022	$12,520	$12,034	$12,242
02/2022	$12,329	$11,900	$12,099
03/2022	$12,107	$11,569	$11,754
04/2022	$11,707	$11,130	$11,288
05/2022	$11,732	$11,202	$11,342
06/2022	$11,433	$11,026	$11,162
07/2022	$11,703	$11,296	$11,404
08/2022	$11,478	$10,977	$11,107
09/2022	$11,028	$10,502	$10,653
10/2022	$10,902	$10,366	$10,521
11/2022	$11,280	$10,748	$10,897
12/2022	$11,247	$10,699	$10,845
01/2023	$11,693	$11,028	$11,172
02/2023	$11,398	$10,743	$10,882
03/2023	$11,650	$11,016	$11,188
04/2023	$11,719	$11,083	$11,259
05/2023	$11,567	$10,962	$11,120
06/2023	$11,567	$10,923	$11,084
07/2023	$11,608	$10,915	$11,075
08/2023	$11,548	$10,846	$11,010
09/2023	$11,289	$10,570	$10,752
10/2023	$11,120	$10,403	$10,599
11/2023	$11,660	$10,874	$11,058
12/2023	$12,147	$11,291	$11,465
01/2024	$12,191	$11,260	$11,439
02/2024	$12,057	$11,101	$11,283
03/2024	$12,188	$11,203	$11,382
04/2024	$11,903	$10,920	$11,112
05/2024	$12,120	$11,105	$11,290
06/2024	$12,226	$11,210	$11,388
07/2024	$12,499	$11,472	$11,643
08/2024	$12,714	$11,637	$11,804
09/2024	$12,907	$11,793	$11,969
10/2024	$12,603	$11,500	$11,684
11/2024	$12,749	$11,622	$11,797
12/2024	$12,528	$11,432	$11,600

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Institutional Class	3.14%	1.16%	2.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Government/Credit Bond Index	1.18%	(0.21%)	1.50%

Previous Investment Adviser [Text Block]
AssetsNet		$ 223,054,646
Holdings Count | Holding		660
Advisory Fees Paid, Amount		$ 756,204
InvestmentCompanyPortfolioTurnover		38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$223,054,646
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	660
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$756,204

Holdings [Text Block]

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	41.0%
Collateralized Loan Obligations	3.8%
Midstream	3.0%
Sovereigns	3.1%
Aerospace & Defense	3.1%
ABS Home Equity	4.0%
ABS Car Loan	4.1%
Banking	5.4%
ABS Other	5.7%
Technology	6.7%
Treasuries	20.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the period.